CONTRACT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Maximum
IFRS Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of performance obligations are satisfied and revenue is recognised	1 year	1 year